Other operating expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating expenses
Marketing expenses	€ 684	€ 369	€ 143
Housing expenses	21	10	4
Professional fees	91	78	54
Other staff related costs	98	36	17
IT related expenses	93	33	7
Outsourced service costs	97	47	0
Other operating expenses	80	82	9
Total other operating expenses	€ 1,164	€ 655	€ 234